Fees Summary	Aug. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 118,900,000.00
Previously Paid Amount	0.00
Total Fee Amount	18,203.59
Total Offset Amount	18,203.59
Net Fee	$ 0.00